Segments - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Depreciation expense recognized for assets	$ 11,409,000	$ 14,095,000
Wholesale
Segment Reporting Information [Line Items]
Depletion			$ 1,400,000	$ 1,700,000
Accounts Payable and Accrued Liabilities			$ 347,900	216,000.0
Direct to Consumer
Segment Reporting Information [Line Items]
Depreciation expense recognized for assets				$ 1,500,000	$ 1,300,000